Shareholder Report, Average Annual Return (Details)		12 Months Ended	37 Months Ended
	May 21, 2021	Jun. 30, 2024	Jun. 30, 2024
C000232090
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		(0.06%)	(3.87%)
C000232088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		0.59%	(3.84%)
Without Sales Load [Member] | C000232090
Average Annual Return [Line Items]
Average Annual Return, Percent		2.36%	(3.10%)
Without Sales Load [Member] | C000232088
Average Annual Return [Line Items]
Average Annual Return, Percent		1.59%	(3.84%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.63%	(2.59%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%	(2.59%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index